Short Term Bank Loans - Schedule of Short Term Bank Loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Short Term Bank Loans [Line Items]
Total	$ 5,274,478	$ 1,971,859
Less: current portion	5,274,478	1,971,859
Long term portion
Industrial and Commercial Bank of China (ICBC) [Member]
Schedule of Short Term Bank Loans [Line Items]
Total	$ 1,369,994	$ 422,541
Term	June 27, 2024 to June 14, 2025	November 20, 2023 to November 20, 2024
Effective Interest Rate	3.45%	3.45%
Shanghai Pudong Development Bank [Member]
Schedule of Short Term Bank Loans [Line Items]
Total	$ 1,369,994
Term	September 30, 2024 to September 15, 2025
Effective Interest Rate	3.40%
Bank of Beijing [Member]
Schedule of Short Term Bank Loans [Line Items]
Total	$ 1,369,994
Term	August 26, 2024 to August 26, 2025
Effective Interest Rate	3.45%
Bank of Communications [Member]
Schedule of Short Term Bank Loans [Line Items]
Total	$ 493,198
Term	August 27, 2024 to August 27, 2025
Effective Interest Rate	3.70%
Bank of Communications [Member]
Schedule of Short Term Bank Loans [Line Items]
Total	$ 671,298
Term	September 24, 2024 to September 24, 2025
Effective Interest Rate	3.70%
Dongying Bank [Member]
Schedule of Short Term Bank Loans [Line Items]
Total		$ 1,408,471
Term		November 03, 2023 to November 03, 2024
Effective Interest Rate		6.90%
China Everbright Bank [Member]
Schedule of Short Term Bank Loans [Line Items]
Total		$ 140,847
Term		January 12, 2023 to January 11, 2024
Effective Interest Rate		4.35%